Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2025	$ 27,206
2026	24,573	$ 97,541
Total future undiscounted cash flow	51,779	122,114
Less: Discount on operating lease liabilities	(807)	(5,707)
Present value of operating lease liabilities	$ 50,972	$ 116,407